BALANCE SHEET COMPONENTS - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 18,900	$ 5,100
Accumulated Amortization	(6,079)	(2,550)
Total	12,821	2,550
Investment management agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	6,200	0
Accumulated Amortization	(387)	0
Total	5,813	0
License
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	5,500	0
Accumulated Amortization	(458)	0
Total	5,042	0
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	5,500	3,700
Accumulated Amortization	(3,813)	(1,850)
Total	1,687	1,850
Trade name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	1,700	1,400
Accumulated Amortization	(1,421)	(700)
Total	$ 279	$ 700